Cover	12 Months Ended
Dec. 31, 2020 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Current Fiscal Year End Date	--12-31
Entity File Number	001-38091
Entity Registrant Name	National Energy Services Reunited Corp.
Entity Central Index Key	0001698514
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	777 Post Oak Blvd.
Entity Address, Address Line Two	Suite 730
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Country	US
Entity Address, Postal Zip Code	77056
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	87,777,553
ICFR Auditor Attestation Flag	false
Ordinary shares, no par value per share
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary shares, no par value per share
Trading Symbol	NESR
Security Exchange Name	NASDAQ
Warrants to purchase one-half of one ordinary share
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to purchase one-half of one ordinary share
Trading Symbol	NESRW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	777 Post Oak Blvd.
Entity Address, Address Line Two	Suite 730
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	(832)
Local Phone Number	925-3777
Contact Personnel Name	Christopher L. Boone